Purchased Intangible Assets	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Finite-Lived Intangible Assets [Line Items]
Purchased Intangible Assets
Purchased Intangible Assets

Intangible assets consisted of the following (in thousands):

	As of December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Contracts/Customer relationships	$357,840	$(123,305)	$234,535
Backlog	25,300	(4,118)	21,182
Technology	24,900	(21,107)	3,793
Favorable leasehold interest	372	(179)	193
PhaseOne trademark	300	(290)	10
	$408,712	$(148,999)	$259,713

	As of December 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Contracts / customer relationships	$357,840	$(137,573)	$220,267
Backlog	25,300	(5,698)	19,602
Technology	24,900	(24,235)	665
PhaseOne trademark	300	(300)	—
	$408,340	$(167,806)	$240,534

	As of March 30, 2018 (Unaudited)
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Contracts/Customer relationships	$357,840	$(141,078)	$216,762
Backlog	25,300	(6,094)	19,206
Technology	24,900	(24,275)	625
PhaseOne trademark	300	(300)	—
	$408,340	$(171,747)	$236,593

The customer relationship (customer contract) intangible asset represents the fair value of future projected cash flows that are expected to be derived from sales of services to existing customers. The asset is primarily amortized over a period ranging from 8 to 24 years. The weighted average period of amortization for customer contracts and related customer relationships as of March 30, 2018 was 24 years, and the weighted‑average remaining period of amortization was 17 years.

Backlog represents acquired backlog resulting from business combinations and includes the funded economic value of predominantly long‑term contracts, less the amount of revenue already recognized on those contracts. The asset is being amortized over a period of 16 years and the remaining period is 12 years.

The technology intangible asset represents a suite of technological capabilities and offerings that have been acquired throughout prior years in conjunction with business combinations and are used by customers in support of their missions. Technology is amortized straight‑line over its estimated useful life of between 7 to 10 years. The weighted average period of amortization for acquired technologies as of March 30, 2018 was 7 years, and the weighted-average remaining period of amortization was 4 years.

Favorable leasehold interests with gross carrying value of $0.4 million represent the step up evaluation of QNA SSG leases booked related to the acquisition. This asset was fully amortized and written off in 2017.

PhaseOne trademark is a renewable intangible asset that was amortized on a straight‑line basis over five years.

Amortization expense for the years ended December 31, 2015, 2016 and 2017 was $25.5 million, $24.0 million and $19.2 million, respectively. Amortization expense for the three months ended March 31, 2017 and March 30, 2018 was $4.9 million and $3.9 million, respectively. We estimate that we will have the following amortization expense for the future periods indicated below as of March 30, 2018 (in thousands):

2018	$11,820
2019	14,985
2020	14,985
2021	14,985
2022	14,852
Thereafter	164,966
Total intangible assets, net	$236,593